FINANCING RECEIVABLES, NET - Aging analysis of past due financing receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 527,638	¥ 580,001
Financing receivables, current	6,280,068	11,432,449
Total financing receivables	6,807,706	12,012,450
Financing receivables, non-accrual status	235,600	193,000
Interest and financial services income earned from non-accrual financing receivables	102,800	86,000	¥ 37,100
Loan VII
Aging analysis of past due financing receivables
Collateral amount	42,400	75,800
Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	20,910	26,152
Financing receivables, current	953,648	1,164,552
Total financing receivables	974,558	1,190,704
Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	506,728	553,849
Financing receivables, current	5,326,420	10,267,897
Total financing receivables	5,833,148	10,821,746
Net deferred origination fees recognized	14,500	168,400	¥ 67,400
1-29 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	145,930	230,294
1-29 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	6,297	10,759
1-29 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	139,633	219,535
30-59 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	78,576	85,443
30-59 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	3,469	3,441
30-59 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	75,107	82,002
60-89 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	67,521	71,226
60-89 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	2,574	2,582
60-89 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	64,947	68,644
90-179 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	235,611	193,038
90-179 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	8,570	9,370
90-179 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 227,041	¥ 183,668